SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF CONSOLIDATION OF VARIABLE INTEREST ENTITY

The carrying amount of this former VIE’s statements of operations loss and cash flows are as follows:

	For the years ended December 31,
	2025	2024	2023
Revenue	$-	$86,646	$2,457,246
Cost of revenue	-	42,201	747,206
Operating expenses	-	658,505	2,988,017
Net loss	-	(395,303)	(1,435,993)

	For the years ended December 31,
	2025	2024	2023
Net cash provided by (used in) operating activities	$-	$(52,074)	$(199,661)
Net cash used in investing activities	-	-	(1,745)
Net cash provided by (used in) financing activities	-	194,748	111,051
Effect of changes of foreign exchange rate on cash	-	(146,410)	(2,711)
Net decrease in cash and cash equivalents	-	(3,736)	(93,066)

SCHEDULE OF FINITE LIVED INTANGIBLE ASSETS AMORTIZED
Estimated Useful Life
Trademarks	2 to 10 years
Patents	3 to 20 years
Online platform	10 years

SCHEDULE OF FOREIGN CURRENCY TRANSLATION EXCHANGE RATES	The exchange rates used for foreign currency translation were as follows (US Dollars $1 = RMB):
	Year End	Average
12/31/2025	6.9931	7.1875
12/31/2024	7.2993	7.1957
12/31/2023	7.0999	7.0809